Leases - Lease payments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Future minimum payments	£ 503	£ 231
Effect of discounting	(36)	(14)
Total	467	217	£ 215
Less than one year
Leases
Future minimum payments	144	80
Between one and five years
Leases
Future minimum payments	277	138
More than five years
Leases
Future minimum payments	£ 82	£ 13